Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

(a)          Basis of Presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

(b)          Principles of Consolidation

The consolidated financial statements include the financial information of the Company, its wholly owned subsidiaries and its consolidated variable interest entities (“VIEs”). All intercompany balances and transactions have been eliminated upon consolidation.

Applicable PRC laws and regulations currently limit foreign ownership of companies that provide internet content distribution services and any other restrictions. The Company is deemed a foreign legal person under PRC laws and accordingly subsidiaries owned by the Company are not eligible to engage in provisions of internet content or online services. The Group therefore conducts its online business through the following consolidated VIEs:

•	Shanghai Han Xiang (CooTek) Information Technology Co., Ltd. (“Han Xiang”)
•	Shanghai Chu Bao (CooTek) Information Technology Co., Ltd. (“Chu Bao”)
•	Yingsun Information Technology Co., Ltd. (“Yingsun”)
•	Molihong Internet Technology Co., Ltd (“Molihong”)

To provide the Group effective control over the VIEs and receive substantially all of the economic benefits of the VIEs, the Company’s wholly owned subsidiary, Shanghai ChuLe (CooTek) Information Technology Co., Ltd. (“Chu Le” of “WFOE”) entered into a series of contractual arrangements, described below, with The VIEs and their respective shareholders.

Agreements that provide the Company effective control over the VIEs include:

Voting Rights Proxy Agreements & Irrevocable Power of Attorney

Pursuant to which each of the shareholders of VIEs has executed voting rights proxy agreements, appointing the WFOE, or any person designated by the WFOE, as their attorney‑ in‑fact to (i) call and attend shareholders’ meetings of VIEs and execute relevant shareholders’ resolutions; (ii) exercise on their behalf all his rights as a shareholder of VIEs, including those rights under PRC laws and regulations and the articles of association of VIEs, such as voting, appointing, replacing or removing directors, (iii) submit all documents as required by governmental authorities on behalf of VIEs, and (iv) assign the shareholding rights of VIEs, including receiving dividends, disposing of equity interest and enjoying the rights and interests during and after liquidation.

Exclusive Call Option Agreements

Pursuant to which each the VIE shareholders unconditionally and irrevocably granted the WFOE or its designee exclusive options to purchase, to the extent permitted under PRC laws and regulations, all or part of the equity interests in the VIEs. The WFOE has the sole discretion to decide when to exercise the options, and whether to exercise the options in part or in full. Without the WFOE’s written consent, the VIE shareholders may not sell, transfer, pledge or otherwise dispose of or create any encumbrance on any of VIEs’ assets or equity interests.

Equity Pledge Agreements

The VIE shareholders agreed to pledge their equity interests in VIEs to the WFOE to secure the performance of the VIEs’ obligations under the series of contractual agreements and any such agreements to be entered into in the future. Without prior written consent of the WFOE, the VIEs’ shareholders shall not transfer or dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests. If any economic interests were received by means of their equity interests in the VIEs, such interests belong to the WFOE.

Agreements that transfer economic benefits of VIEs to the Group include:

Exclusive Business Cooperation Agreements

Under the exclusive services agreement, the Company and the WFOE have the exclusive right to provide comprehensive technical and business support services to the VIEs. In exchange, the VIEs pay monthly service fees to the WFOE in the amount equivalent to all of their net income as confirmed by the WFOE. The WFOE has the right to adjust the service fee rates at its sole discretion. The agreement can be early terminated by the WFOE by giving a 30‑day prior notice, but not by the VIEs or VIE shareholders.

Loan Agreements

The WFOE entered into loan agreements with each shareholder of the VIEs. Pursuant to the terms of these loan agreements, the WFOE granted an interest‑free loan to each shareholder of the VIEs for the explicit purpose of making a capital contribution to the VIEs. The term of the loans are 10 years and shall be renewed automatically every 3 years for an additional 3 years unless the WFOE terminates the agreement (which option is at the WFOE’s sole discretion) at which point the loans are payable on demand. The shareholders of the VIEs may not prepay all or any portion of the loans without the WFOE’s consent. The WFOE did not enter into loan agreements with shareholders of Han Xiang, as the capital paid is sufficient for operation.

Voting Rights Proxy Agreements & Irrevocable Powers of Attorney provide the Company effective control over the VIEs and its subsidiaries, while the Equity Pledge Agreements secure the obligations of the shareholders of the VIEs under the relevant agreements. Because the Company, through the WFOE, has (i) the power to direct the activities of the VIEs that most significantly affect the entity’s economic performance and (ii) the right to receive substantially all of the benefits from the VIEs, the Company is deemed the primary beneficiary of the VIEs. Accordingly, the Company has consolidated the VIEs’ financial results of operations, assets and liabilities in the Group’s consolidated financial statements. The aforementioned agreements are effective agreements between a parent and consolidated subsidiaries, neither of which is accounted for in the consolidated financial statements or are ultimately eliminated upon consolidation (i.e. service fees under the Exclusive Business Cooperation Agreement).

The Group believes that the contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

•	revoke the business and operating licenses of the Company’s PRC subsidiaries and VIEs;
•	discontinue or restrict the operations of any related‑party transactions between the Company’s PRC subsidiaries and VIEs;
•	limit the Group’s business expansion in China by way of entering into contractual arrangements;
•	impose fines or other requirements with which the Company’s PRC subsidiaries and VIEs may not be able to comply;
•	require the Company or the Company’s PRC subsidiaries or VIEs to restructure the relevant ownership structure or operations; or
•	restrict or prohibit the Company’s use of the proceeds of the additional public offering to finance the Group’s business and operations in China.

The following consolidated financial statement balances and amounts of the Group’s VIEs were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions among the Company, its subsidiaries and its VIEs.

	As of December 31,
	2017	2018
	US$	US$
ASSETS
Cash and cash equivalents	2,485,998	1,114,076
Restricted cash	306,082	—
Account Receivable, net	2,065,324	2,273,325
Prepaid expense and other assets	3,665,503	2,613,413
Property and equipment, net	1,951	56,555
Other non-current assets	—	1,759
Total Assets	8,524,858	6,059,128
LIABILITIES
Accounts payable	107,568	570,504
Short-term borrowing	790,816	—
Accrued salary and benefits	269,245	416,749
Accrued expenses and other current liabilities	951,817	518,357
Deferred revenue	276,812	157,793
Total Liabilities	2,396,258	1,663,403

	For the years ended
	December 31,
	2016	2017	2018
	US$	US$	US$
Total revenue	4,070,864	8,353,270	9,542,004
Operating loss	(87,032)	(280,269)	(105,639)
Net loss	(82,688)	(297,852)	(84,565)
Net cash (used in) provide by operating activities	(1,574,360)	(2,645,362)	672,355
Net cash used in investing activities	—	(1,734)	(59,498)
Net cash provided by (used in) financing activities	716,773	45,673	(810,537)

The VIEs’ assets are comprised of recognized and unrecognized revenue‑producing assets. The recognized revenue producing assets mainly include purchased servers, which are presented in the account of “Property and equipment, net.” The unrecognized revenue‑producing assets mainly consist of the Internet Content Provider license (“ICP” license), trademarks, copyrights and registered patents, which are not recognized in the consolidated balance sheets.

Revenues of VIEs included in the consolidated financial statements mainly include revenue of advertising services and sales of virtual items for live social video community. The VIEs contributed 37%, 22% and 7% of the Group’s consolidated net revenues for years ended December 31, 2016, 2017 and 2018, respectively. As of December 31, 2017 and 2018, the VIEs accounted for an aggregate of 18% and 5% respectively, of the consolidated total assets, and 16% and 5% respectively, of the consolidated total liabilities.

There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs were ever to need financial support, the Group may, at its option and subject to statutory limits and restrictions, provide financial support to its VIE through loans to the shareholders of the VIEs.

The Group believes that there are no assets held in the VIEs that can be used only to settle obligations of the VIEs, except for registered capital and the PRC statutory reserves. As the VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the VIEs. Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 20 for disclosure of restricted net assets.

(c)          Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results may differ from these estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s financial statements including but not limited to valuation of ordinary shares and preferred shares, valuation allowances of deferred tax assets, and valuation of share‑based compensation. Actual results may differ materially from those estimates.

(d)          Fair Value

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

•	Level 1—Inputs are based on unadjusted quoted prices that are available in active markets for identical assets or liabilities at measurement date.
•

Level 2—Significant inputs are based on quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and model‑derived valuations in which significant inputs and significant value drivers are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

•

Level 3—Significant unobservable inputs that cannot be corroborated by observable market data and reflect management’s estimates of assumptions that market participants would use to price an asset or liability.

(e)          Financial Instruments

The Group's financial instruments consist of cash and cash equivalents, restricted cash, accounts receivable, amounts due from related parties, accounts payable, other current liabilities and bank borrowing. For cash and cash equivalents, restricted cash, accounts receivable, amounts due from related parties, accounts payable, other current liabilities, short-term borrowing and long-term debt-current portion, the carrying amounts of these financial instruments as of December 31, 2017 and 2018 were considered representative of their fair values due to their short-term nature.

(f)           Foreign Currency Translation

The functional currency of the Group is the United States Dollar (“US$”). The functional currency of the subsidiaries and the VIEs in the PRC is Renminbi (“RMB”). The functional currency of all the other subsidiaries is US$.

Foreign currency transactions have been translated into the functional currency at the exchange rates prevailing on the date of transactions. Foreign currency denominated monetary assets and liabilities are re-measured into the functional currency at exchange rates prevailing on the balance sheet date. Exchange gains and losses have been included in the determination of net income.

The Group has chosen the US$ as its reporting currency. Assets and liabilities have been translated using exchange rates prevailing on the balance sheet date. Equity accounts are translated at historical exchange rates. Income statement items have been translated using the average exchange rate for the year. Translation adjustments have been reported as cumulative translation adjustments and are shown as a component of other comprehensive income/loss in the statements of comprehensive loss and consolidated statements of changes in shareholders’ (deficit) equity.

(g)          Foreign Currency Risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange in the PRC, under the authority of the Peoples Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies, international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash and cash equivalents and restricted cash denominated in RMB amounted to RMB100,419,401 (amounted to US$ 15,368,278) and RMB74,384,717 (amounted to US$10,838,197) as of December 31, 2017 and 2018, respectively.

(h)          Cash, Cash Equivalents and Restricted cash

Cash and cash equivalents consist of cash on hand, demand deposits and floating rate financial instruments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

The Group’s restricted cash represents amounts held in Group’s bank account as guarantee deposit for payments processing services provided by the bank.

(i)           Accounts Receivable, net

Accounts receivable, net represents those receivables derived from the ordinary course of business and are recorded net of allowance for doubtful accounts. The Group maintains an allowance for doubtful accounts that reflect its best estimate of probable losses inherent in the accounts receivables. In determining collectability of the accounts receivables, the Group considers many factors, such as: creditworthiness of customers, aging of the receivables, payment history of customers, financial condition of the customers and market trends, and specific facts and circumstances.

The allowance for doubtful accounts is reduced by subsequent collections of the specific allowances or by any write-off of customer accounts that are deemed uncollectible.  The allowance for doubtful accounts was US$1,295,149 and US$1,286,120 at December 31, 2017 and 2018, respectively. There were no significant write-offs of the Group’s accounts receivable during the year ended December 31, 2017 and 2018.

(j)          Long-term investments

Long-term investments consist of equity investments in other privately-held companies. The Group uses the equity method to account for an equity investment over which it has significant influence but does not own a majority equity interest or otherwise control. For equity investments over which the Group does not have significant influence or control, the Group records the investments at cost method.

The Group reviews investments in equity investees for other-than-temporary impairment. The primary factors the Group considers in its determination are duration and severity of the decline in fair value, general market conditions, and operating performance and the prospects of the equity investees. If the equity investment’s estimated fair value is less than the cost of the investment and the Group determines the impairment to be other-than-temporary, the Group recognizes an impairment loss for the difference between the fair value and the cost basis of the investment. No impairment loss was recognized for the year ended December 31, 2018.

(k)          Property and Equipment, net

Property and equipment is recorded at cost less accumulated depreciation and impairment. Depreciation expense of long‑lived assets is recorded as either cost of revenue or operating expenses, as appropriate. Depreciation is computed using the straight‑line method over the following estimated useful lives by major asset category:

Electronic equipment and software	3 years
Office equipment and furniture	3 - 5 years
Motor vehicles	3 years
Leasehold improvement	Shorter of the lease term or expected useful life

Repair and maintenance costs are charged directly to expense as incurred, whereas the cost of renewals and improvement that extend the useful lives of property and equipment are capitalized as additions to the related assets.

(l)           Impairment of Long‑lived Assets

Long‑lived assets are evaluated for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Factors considered important that could result in an impairment review include, but are not limited to, significant under‑performance relative to historical or planned operating results, significant changes in the manner of use or expected life of the assets or significant changes in our business strategies. An impairment analysis is performed at the lowest level of identifiable cash flows for an asset or asset group based on valuation techniques such as discounted cash flow analysis. An impairment charge is recognized when the estimated undiscounted cash flows expected to result from the use of the asset plus net proceeds expected from the disposition of the asset, if any, are less than the carrying value of the asset net of other liabilities. The estimation of future cash flows requires significant management judgment and actual results may differ from estimated amounts. No impairment was recognized for the years ended December 31, 2017 and 2018.

(m)         Revenue Recognition

The Group generates substantially all of its revenue through mobile advertising, which accounted for 90%, 94% and 98% of total revenue as of December 31, 2016, 2017 and 2018, respectively. The Group also generates other revenues through live social video community and licensing of its Smart Inputs products. In accordance with the criteria set forth in ASC605, Revenue Recognition, the Group recognizes revenue when the following criteria are met: (1) persuasive evidence of an arrangement exists, (2) delivery has occurred or services have been rendered, (3) the selling price is fixed or determinable, and (4) collectability is reasonably assured.

The Group provides advertising services to customers for promotion of their brands through its mobile applications. The Group offers two main advertising arrangements: brand advertisements and performance‑based advertising services. For brand advertisements, the Group recognizes revenue ratably based on the number of impressions delivered over the period that the advertising service is provided. For performance‑based advertising services, the Group charges fees to advertising customers based on the effectiveness of advertising links, which is measured by active clicks or other actions. Revenue from performance‑based advertising services is recognized when a user takes the action requested by the advertisement.

We provide cash incentives in the form of sales rebates to certain advertising agencies, and account for such incentives as a reduction of revenue. We have estimated and recorded the rebates based on historical transactions and the agreed rebate rates with certain advertising agencies. For the years ended December 31, 2016, 2017 and 2018, the rebates recorded by the Group were US$666,741, US$1,833,085 and US$405,385, respectively.

The Group engages in certain advertising barter transactions for which the fair value was not determinable and therefore no revenues or expenses derived from these barter transactions were recognized.

Revenue also include sales of virtual items for live social video community of nil, US$1,177,375 and US$682,034; licensing fees for our Smart Inputs products US$351,572,  US$239,915 and US$125,951; and services  related to providing enterprises solution of nil,  US$567,459 and US$1,764,135 for the years ended December 31, 2016, 2017 and 2018, respectively.

(n)         Deferred Revenue

Deferred revenue primarily includes cash received in advance from users of live social video community and advertising customers for which the services has not been provided yet.

(o)          Cost of Revenue

Cost of revenues consist direct costs primarily relating to generating advertising revenue, which include bandwidth costs, Voice‑over Internet Protocol (“VoIP”) related expense which are charged by telecommunication providers for the Group’s VoIP products, such as AhaCall and TouchPal Phonebook, depreciation expenses and service fees for internet data center, and salary and benefits expenses of operation and maintenance department.

(p)          Research and Development Expenses

Research and development expenses primarily consist of (1) salary and benefits expenses incurred in the research and development of new products and new functionality, and (2) general expenses and depreciation expenses associated with the research and development activities.

Expenditures incurred during the research phase are expensed as incurred and no research and development expenses were capitalized as of December 31, 2016, 2017 and 2018.

(q)          Sales and Marketing Expenses

Sales and marketing expenses primarily consist of advertising expenses, salaries and benefits of sales and marketing personnel and fees paid to mobile device manufacturers to pre‑install the Group’s Smart Input products. Advertising expenses represent online advertising and promotions of the Group’s products via social media and demand‑side platforms. Such expenses amounted to US$5,132,485, US$12,858,629 and US$68,471,237, for the years ended December 31, 2016, 2017 and December 31, 2018, respectively.

(r)          Operating leases

Leases where substantially all the rewards and risk of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight‑line basis over the lease term.

(s)           Income Taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. The Group follows the asset and liability method of accounting for income taxes.

In accordance with the provisions of ASC 740, Income Taxes, the Group recognizes in the financial statements the benefit of a tax position if the tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group estimates liability for unrecognized tax benefits which are periodically assessed and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in some cases, appeal or litigation process.

Under this method, deferred tax assets and liabilities are determined based on the temporary differences between the financial statements carrying amounts and tax bases of assets and liabilities by applying enacted statutory tax rates that will be in effect in the period in which the temporary differences are expected to reverse. The Group considers positive and negative evidence when determining whether some portion or all of the deferred tax assets will not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry‑forward periods, historical results of operations, and tax planning strategies. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.

The actual benefits that are ultimately realized may differ from estimates. As each audit is concluded, adjustments, if any, are recorded in the financial statements in the period in which the audit is concluded. Additionally, in future periods, changes in facts, circumstances and new information may require us to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur. As of December 31, 2016, 2017 and 2018, the Group did not have any significant unrecognized uncertain tax positions.

(t)           Employee Contribution Plan

Pursuant to the relevant labor rules and regulations in the PRC, the Group participates in defined contribution retirement schemes (the “Schemes”) organized by the relevant local government authorities for its eligible employees whereby the Group is required to make contributions to the Schemes at certain percentages of the deemed salary rate announced annually by the local government authorities. Contributions to the defined contribution plan are expensed as incurred.

The Group has no other material obligation for payment of pension benefits except for the annual contributions described above.

(u)          Share‑based Compensation

Fair value recognition provisions according to ASC718, Compensation—Stock Compensation: Overall, is applied to share‑based compensation, which requires the Group to recognize expense for the fair value of its share‑based compensation awards. Compensation expense adjusted for forfeiture effect on a straight‑line basis over the requisite service period, with a corresponding impact reflected in additional paid‑in capital.

Employees’ share‑based awards are measured at the grant date fair value of the awards and recognized as expenses a) immediately at grant date if no vesting conditions are required, or b) using grade vesting method, net of actual forfeitures, over the requisite service, which is the vesting period.

Prior to the IPO of the Group, the fair value of the share options and restricted share units were assessed using the income approach/discounted cash flow method, with a discount for lack of marketability given that the shares underlying the awards were not publicly traded at the time of grant. This assessment requires complex and subjective judgements regarding the Group's operating history and prospects at the time the grants were made. In addition, the binomial option pricing model is used to measure the value of the share options. The determination of the fair value is affected by the fair value of the ordinary shares volatility, actual and projected employee share-based awards exercise behavior, risk-free interest rates and expected dividends. The fair value of these awards was determined with the assistance from an independent valuation firm using management's estimates and assumptions.

After the IPO of the Group, in determining the fair value of the share options and restricted share units, the closing market price of the underlying shares on the granted date is applied.

The expected term represents the period that share‑based awards are expected to be outstanding, giving consideration to the contractual terms of the share‑based awards, vesting schedules and expectations of future employee exercise behavior. Volatility is estimated based on annualized standard deviation of daily stock price return of comparable companies for the period before valuation date and with similar span as the expected expiration term. The Group accounts for forfeitures of the share‑based awards when they occur. Previously recognized compensation cost for the awards is reversed in the period that the award is forfeited. Amortization of share‑based compensation is presented in the same line item in the consolidated statements of operations as the cash compensation of those employees receiving the award.

(v)          Comprehensive (Loss) Income

Comprehensive (loss) Income includes all changes in equity except those resulting from investments by owners and distributions to owners. For the years presented, the Group’s total comprehensive income (loss) includes net loss and foreign currency translation adjustments.

(w)         (Loss) Earnings Per Share

Basic (loss) earnings per share are computed by dividing net (loss) income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

The Group's convertible redeemable preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as‑if‑converted basis. Accordingly, the Group uses the two‑class method of computing (loss) earnings per share, whereby undistributed net income is allocated on a pro rata basis to each participating share to the extent that each class may share net income for the period. Undistributed net loss is not allocated to preferred shares because they are not contractually obligated to participate in the loss of the Group.

Diluted (loss) earnings per ordinary share reflects the potential dilution that could occur if securities were exercised or converted into ordinary shares. The Group had convertible redeemable preferred shares and share options, which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted income per share, the effect of the convertible redeemable preferred shares is computed using the as‑if‑converted method; the effect of the stock options is computed using the treasury stock method.

(x)         Concentration and risks

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, short-term investment, accounts receivable and revenue. The Group places its cash and cash equivalents and short-term investment with financial institutions with high credit ratings and quality, and believes that no significant credit exists.

The Group conducts credit evaluations of customers, and generally does not require collateral or other security from its customers. The Group establishes an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.

The following customers accounted for 10% or more of accounts receivable:

	As of December 31,
	2017		2018
	US$	%	US$	%
Company B	2,880,119	26.23%	8,856,527	37.89%
Company C	2,404,672	21.90%	2,928,045	12.53%

(y)          Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (the "FASB") issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606) which supersedes the revenue recognition requirements in Accounting Standards Codification ("ASC") Topic 605, Revenue Recognition. The standard provides companies with a single model for use in accounting for revenue arising from contracts with customers and supersedes current revenue recognition guidance, including industry-specific revenue guidance. The core principle of the model is to recognize revenue when control of the goods or services transfers to the customer. The new disclosure requirements will provide information about the nature, amount, timing and uncertainty of revenue and cash flows from revenue contracts with customers. The guidance is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period, for public business entities.

The new revenue standards may be applied retrospectively to each prior period presented (full retrospective method) or retrospectively with the cumulative effect recognized as of the date of initial application (the modified retrospective method). The Group as an emerging growth company (“EGC”) has elected to adopt the new revenue standard as of the effective date applicable to nonissuers and will implement the new revenue standard on January 1, 2019 using the modified retrospective method. The Group has substantially completed its assessment and currently does not expect the adoption of this guidance will have significant effects on the Group’s revenue recognition practices, financial positions, results of operations or cash flows. The new standard will require the Group to provide more robust disclosures than required by previous guidance, including disclosures related to disaggregation of revenue into appropriate categories, performance obligations, and the judgments made in revenue recognition determinations.

In January 2016, the FASB issued ASU No. 2016-01, to improve the recognition and measurement of financial instruments. The new guidance requires equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income and separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (i.e., securities or loans and receivables) on the balance sheet or the accompanying notes to the financial statements. The guidance also eliminates the requirement to disclose the fair value of financial instruments measured at amortized cost for organizations that are not public business entities and the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet. The guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years, for public business entities. The Group as an emerging growth company ("EGC") has elected to adopt this standard as of the effective date applicable to nonissuers and will implement the new standard on January 1, 2019 using the modified retrospective method. This accounting standards update does not have a material impact on the Group’s consolidated financial statements.

In February 2016, the FASB issued ASU2016‑02, Leases (Topic 842), to increase transparency and comparability among organizations by recognizing a right‑of‑use asset and a lease liability for all leases with terms longer than 12 months. Leases will be classified as either operating or financing. The definition of a lease has been revised in regards to when an arrangement conveys the right to control the use of the identified asset under the arrangement which may result in changes to the classification of an arrangement as a lease. The ASU expands the disclosure requirements of lease arrangements. The guidance is effective for fiscal years beginning after December 15, 2018, including interim reporting periods within that reporting period, for public business entities. The Group as an emerging growth company ("EGC") has elected to adopt the new lease standard as of the effective date applicable to nonissuers and will implement the new lease standard on January 1, 2020 using the modified retrospective method. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. In addition, the Group will elect the transition practical referred to as the “package of three”, that must be taken together and allows entities to (1) not reassess whether existing contracts contain leases, (2) carryforward the existing lease classification, and (3) not reassess initial direct costs associated with existing leases. The Group is in the process of evaluating the impact on its consolidated financial statements, as well as the impact of adoption on policies, practices, systems and financial statement disclosures. As of December 31, 2018, the Group has US$2.1 million of future minimum operating lease commitments that are not currently recognized on its consolidated balance sheets (see note 17).

In June 2016, the FASB issued ASU 2016‑13, Credit Losses, Measurement of Credit Losses on Financial Instruments. This ASU provides more useful information about expected credit losses to financial statement users and changes how entities will measure credit losses on financial instruments and timing of when such losses should be recognized. This ASU is effective for annual and interim periods beginning after December 15, 2019 for the public business entities. Early adoption is permitted for all entities for annual periods beginning after December 15, 2018, and interim periods therein. The Group as an emerging growth company ("EGC") has elected to adopt the new ASU as of the effective date applicable to nonissuers and will implement the new ASU on January 1, 2020 using the modified retrospective method. The updates should be applied through a cumulative‑effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (that is, a modified‑retrospective approach). The Group is in the process of evaluating the impact on its consolidated financial statements upon adoption.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230), which amends the guidance on the classification of certain cash receipts and payments in the statement of cash flows. This ASU requires that 1) debt extinguishment costs be classified as cash outflows for financing activities and provides additional classification guidance for the statement of cash flows, 2) the classification of cash receipts and payments that have aspects of more than one class of cash flows to be applied under generally accepted accounting principles, and 3) each separately identifiable source or use within the cash receipts and payments be classified based on their nature in financing, investing or operating activities. This ASU is effective for annual and interim reporting periods beginning after December 15, 2017 and is applied retrospectively. Early adoption is permitted including adoption in an interim period. The Group adopted this ASU on its effective date of January 1, 2018 and did not have any material impact on its consolidated financial statements upon adoption.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement, which changes certain disclosure requirements, including those related to Level 3 fair value measurements. The standard will be effective for annual reporting periods beginning after December 15, 2019. Early adoption is permitted. The Group is in the process of evaluating the impact on its consolidated financial statements upon adoption.

In October 2018, the FASB issued ASU No. 2018-17, Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities: The amendments in this ASU are effective for public business entities with fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The amendments are also effective for private entities with fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021.All entities are required to apply the amendments in this ASU retrospectively with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented. Early adoption is permitted. The Group is in the process of evaluating the impact on its consolidated financial statements upon adoption.